UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

December 31, 2005 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICES & SUPPLIES — 15.1%
Brady Corporation	175,000	$6,331,500
CDW Corporation	215,000	12,377,550
Charles River Laboratories International, Inc.*	290,000	12,287,300
Invitrogen Corporation*	145,000	9,662,800
Landauer, Inc.	4,500	207,405
Manpower Inc.	115,000	5,347,500
ScanSource Inc.*	255,000	13,943,400
		$60,157,455
HEALTH CARE — 10.3%
AmSurg Corporation*	180,000	$4,114,800
Bio-Rad Laboratories, Inc.*	95,400	6,242,976
Health Management Associates, Inc.	385,000	8,454,600
Lincare Holdings, Inc.*	284,800	11,935,968
Renal Care Group, Inc.*	215,000	10,171,650
		$40,919,994
TECHNOLOGY — 10.2%
Cognex Corporation	355,000	$10,681,950
Microchip Technology Incorporated	175,000	5,626,250
Plantronics, Inc.	435,000	12,310,500
SanDisk Corporation*	195,000	12,249,900
		$40,868,600
ENERGY — 9.2%
Cal Dive International, Inc.*	465,000	$16,688,850
Noble Corporation	195,000	13,755,300
Tidewater Inc.	142,500	6,335,550
		$36,779,700
PRODUCER DURABLE GOODS — 9.0%
Graco Inc.	225,000	$8,208,000
HNI Corporation	105,000	5,767,650
IDEX Corporation	115,000	4,727,650
Oshkosh Truck Corporation	175,000	7,803,250
Zebra Technologies Corporation (Class A)*	215,000	9,212,750
		$35,719,300
FINANCIAL — 7.3%
Brown & Brown, Inc.	340,000	$10,383,600
First American Corporation	80,000	3,624,000
Gallagher & Co., Arthur J.	225,000	6,948,000
North Fork Bancorporation, Inc.	295,000	8,071,200
		$29,026,800
RETAILING — 6.6%
CarMax, Inc.*	380,000	$10,518,400
CEC Entertainment, Inc.*	85,000	2,893,400
O’Reilly Automotive, Inc.*	407,600	13,047,276
		$26,459,076
CONSUMER DURABLE GOODS — 3.6%
Briggs & Stratton Corporation	225,000	$8,727,750
Polaris Industries Inc.	115,000	5,773,000
		$14,500,750
TRANSPORATION — 2.9%
Heartland Express, Inc.	412,800	$8,375,712
Knight Transporation, Inc.	150,000	3,109,500
		$11,485,212

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MATERIALS — 1.9%
Engelhard Corporation	252,500	$7,612,875
ENTERTAINMENT — 1.2%
Carnival Corporation	90,000	$4,812,300
TOTAL COMMON STOCKS — 77.3% (Cost$226,051,117)		$308,342,062
SHORT-TERM INVESTMENTS — 22.1% (Cost $88,170,670)
Short-term Corporate Notes:
General Electric Capital Corporation — 4.12% 1/3/06	$13,680,000	$13,676,869
General Electric Capital Services, Inc. — 4.14% 1/3/06	15,000,000	14,996,550
Federal Farm Credit Bank Discount Note — 4% 1/5/06	18,000,000	17,992,000
United Parcel Service, Inc. — 4.03% 1/17/06	8,654,000	8,638,500
Toyota Motor Credit Corporation — 4.27% 1/30/06	18,000,000	17,938,085
Shell Finance (UK) Ltd. — 4.28% 2/10/06	15,000,000	14,928,666
TOTAL SHORT-TERM INVESTMENTS		$88,170,670
TOTAL INVESTMENTS — 99.4% (Cost $314,221,787)(A)		$396,512,732
Other assets and liabilities, net — 0.6%		2,300,580
TOTAL NET ASSETS — 100%		$398,813,312

*Non-income producing security

(A)      The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$84,238,119
Gross unrealized depreciation:	(1,947,174)
Net unrealized appreciation:	$82,290,945

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ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	February 24, 2006